Note 18 - Investment in Joint Venture (Details) - Summarized Financial Information for the Joint Venture (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summarized Financial Information for the Joint Venture [Abstract]
Current assets	$ 11,207,156	$ 10,912,327	$ 7,732,697
Non current assets	268,669,048	242,007,329	217,878,004
Current liabilities	2,829,682	6,051,142	16,908,232
Non current liabilities	128,600,421	127,316,330	107,737,239
Members’ contributions	175,750,000	132,000,000	105,750,000
Voyage revenue	27,510,792	27,428,223	29,233,585
Net revenue	26,163,274	26,216,805	28,107,669
Operating income / (loss)	(7,313,783)	(2,018,854)	6,357,218
Net loss	$ (14,856,082)	$ (8,413,047)	$ (16,902)